Balance Sheet (Parenthetical)	Nov. 24, 2020 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	6,468,750
Common stock, shares outstanding	6,468,750
Maximum shares subject to forfeiture	843,750